Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Intangible Assets
Changes in the Group’s intangible assets, net in 2025 and 2024 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2024
Cost	14,309	16,908	9,494	1,344	42,055
Accumulated amortization	—	(10,866)	(3,063)	(607)	(14,536)
Net book amount	14,309	6,042	6,431	737	27,519
Year ended December 31, 2024
Opening net book amount	14,309	6,042	6,431	737	27,519
Exchange differences	5,933	1,935	3,332	(159)	11,041
Additions	—	1,190	—	—	1,190
Disposal	—	(205)	—	—	(205)
Amortization charge (i)	—	(1,800)	(507)	(7)	(2,314)
Closing net book amount	20,242	7,162	9,256	571	37,231
At December 31, 2024
Cost	20,242	19,828	12,826	1,185	54,081
Accumulated amortization	—	(12,666)	(3,570)	(614)	(16,850)
Net book amount	20,242	7,162	9,256	571	37,231
Year ended December 31, 2025
Opening net book amount	20,242	7,162	9,256	571	37,231
Exchange differences	(676)	(112)	(484)	66	(1,206)
Additions	—	2,043	—	—	2,043
Acquisition of subsidiaries (Note 21)	208,204	10,419	—	—	218,623
Amortization charge (i)	—	(2,333)	(477)	(6)	(2,816)
Closing net book amount	227,770	17,179	8,295	631	253,875
At December 31, 2025
Cost	227,770	32,178	12,342	1,251	273,541
Accumulated amortization	—	(14,999)	(4,047)	(620)	(19,666)
Net book amount	227,770	17,179	8,295	631	253,875

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2025 and 2024, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).